Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (4,308,902)	$ (18,639,741)	$ 1,877,237	$ 1,995,951